Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 04, 2020
Entity Registrant Name	dei_EntityRegistrantName	VALIC COMPANY I
Entity Central Index Key	dei_EntityCentralIndexKey	0000719423
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 04, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 04, 2020
Prospectus Date	rr_ProspectusDate	Nov. 04, 2020
Aggressive Growth Lifestyle Fund | Aggressive Growth Lifestyle Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLAGX
Capital Appreciation Fund | Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VAPPX
Conservative Growth Lifestyle Fund | Conservative Growth Lifestyle Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGCLX
Core Bond Fund | Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCBDX
High Yield Bond Fund | High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VHYLX
International Opportunities Fund | International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIOPX
Mid Cap Value Fund | Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VVMCX
Moderate Growth Lifestyle Fund | Moderate Growth Lifestyle Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLSMX
Small Cap Value Fund | Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSRDX
U.S. Socially Responsible Fund | U.S. Socially Responsible Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VVSCX